Liquidity, Uncertainty and Going Concern - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Apr. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Offsetting [Abstract]
Accumulated deficit	$ (405,236)	$ (377,872)			$ (310,677)
Senior secured debt defaulted amount				$ 57,654
Cash and cash equivalents	20,447	$ 2,789	$ 13,320		$ 20,944	$ 31,014
Cash and cash equivalents minimum covenant requirement	$ 5,000
Debt covenant compliance	The Company's cash balance will not be sufficient to satisfy the Company's operations for the next 12 months from June 30, 2016 or maintain its liquidity covenant, which raises substantial doubt about the Company's ability to continue as a going concern.